Related Party Transactions - Summary of Amounts Due from (to) Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Balance Sheets:
Amount due from related parties	$ 150	$ 58
Amount due to related parties	834	848
KOAS [Member]
Balance Sheets:
Amount due from related parties	108	10
Amount due to related parties	543	448
KNOT [Member]
Balance Sheets:
Amount due from related parties	42	48
Amount due to related parties	$ 291	$ 400